Segment information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment information	Segment information
Operating segments
We provide drilling and related services to the offshore oil and gas industry. We have four operating segments:
1.Floaters: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to semi-submersible rigs and drillships for harsh and benign environments in mid-, deep- and ultra-deep waters;
2.Jack-ups: Services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to jack-up rigs for operations in harsh and benign environments;
3.Management contracts: Management services to third parties and related parties. Income and expenses related to these management services are classified under this segment; and
4.Other: Corporate items that are not allocated to the three segments above.

Segment results are evaluated on the basis of operating income, and the information given below is based on information used for internal management reporting.
Total operating revenue

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Floaters	121	172	245	353
Jack-ups	82	89	172	172
Management contracts	74	59	179	96
Other	—	1	2	2
Total operating revenues	277	321	598	623

Depreciation

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Floaters	63	85	143	172
Jack-ups	18	17	36	36
Management contracts	1	2	3	4
Total	82	104	182	212

Amortization of intangibles

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Floaters	—	27	—	51
Jack-ups	—	10	—	21
Management contracts	—	1	—	1
Total	—	38	—	73

Operating loss - Net loss

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Floater operating loss	(68)	(80)	(1,353)	(161)
Jack-up operating income	16	4	21	18
Management contracts operating (loss)/income	(31)	8	(32)	10
Other operating loss	(5)	(5)	(8)	(11)
Operating loss	(88)	(73)	(1,372)	(144)
Unallocated items:
Total financial items and other	(90)	(163)	(374)	(370)
Income taxes	(5)	30	(2)	12
Net loss	(183)	(206)	(1,748)	(502)
Drilling units - Total assets

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Floaters	3,860	5,144
Jack-ups	1,064	1,104
Other	153	153
Total drilling units	5,077	6,401

Unallocated items:
Investments in associated companies	257	389
Marketable securities	5	11
Cash and restricted cash	1,020	1,357
Other assets	932	1,121
Total assets	7,291	9,279

Drilling units - Capital expenditures

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Floaters	40	29	68	41
Jack-ups	3	10	8	16
Other	8	1	9	7
Total	51	40	85	64

Geographic segment data
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following information presents our revenues and fixed assets by geographic area:
Revenues

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Norway	146	102	291	169
Angola	32	34	98	49
Saudi Arabia	31	35	62	69
United States	30	14	59	31
Brazil	5	51	19	93
Nigeria	—	53	5	104
Others (1)	33	32	64	108
Total	277	321	598	623
(1)  Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.

Fixed assets – drilling units (1)

(In $ millions)	As at June 30, 2020	As at December 31, 2019
Norway	1,091	1,818
Malaysia	787	805
United States	636	644
Spain	605	615
Namibia	631	323
Other (2)	1,327	2,196
Total	5,077	6,401
(1)  The countries in this table represent the location of the drilling unit at the end of the reporting period and are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by the assets during the period. In most cases these locations are different to the country in which the Company that owns the drilling unit is registered.
(2)  "Other" represents countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Major Customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

(In $ millions)	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
Equinor	21%	14%	19%	17%
ConocoPhillips	15%	12%	13%	12%
Saudi Aramco	11%	11%	10%	11%
Northern Ocean	9%	7%	14%	7%
Total	2%	22%	4%	22%
Petrobras	2%	13%	3%	13%